INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE PROSPECTUS DATED AUGUST 28, 2020:
Invesco Aerospace & Defense ETF	Invesco S&P 100 Equal Weight ETF
Invesco BuyBack AchieversTM ETF	Invesco S&P 500® Equal Weight ETF
Invesco Dividend AchieversTM ETF	Invesco S&P 500® Equal Weight Communication Services ETF
Invesco Dow Jones Industrial Average Dividend ETF	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco DWA Basic Materials Momentum ETF	Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco DWA Consumer Cyclicals Momentum ETF	Invesco S&P 500® Equal Weight Energy ETF
Invesco DWA Consumer Staples Momentum ETF	Invesco S&P 500® Equal Weight Financials ETF
Invesco DWA Energy Momentum ETF	Invesco S&P 500® Equal Weight Health Care ETF
Invesco DWA Financial Momentum ETF	Invesco S&P 500® Equal Weight Industrials ETF
Invesco DWA Healthcare Momentum ETF	Invesco S&P 500® Equal Weight Materials ETF
Invesco DWA Industrials Momentum ETF	Invesco S&P 500® Equal Weight Real Estate ETF
Invesco DWA Momentum ETF	Invesco S&P 500® Equal Weight Technology ETF
Invesco DWA Technology Momentum ETF	Invesco S&P 500® Equal Weight Utilities ETF
Invesco DWA Utilities Momentum ETF	Invesco S&P 500 GARP ETF
Invesco Dynamic Biotechnology & Genome ETF	Invesco S&P 500® Pure Growth ETF
Invesco Dynamic Building & Construction ETF	Invesco S&P 500® Pure Value ETF
Invesco Dynamic Energy Exploration & Production ETF	Invesco S&P 500® Quality ETF
Invesco Dynamic Food & Beverage ETF	Invesco S&P 500® Top 50 ETF
Invesco Dynamic Large Cap Growth ETF	Invesco S&P 500 Value with Momentum ETF
Invesco Dynamic Large Cap Value ETF	Invesco S&P MidCap 400® Equal Weight ETF
Invesco Dynamic Leisure and Entertainment ETF	Invesco S&P MidCap 400® Pure Growth ETF
Invesco Dynamic Market ETF	Invesco S&P MidCap 400® Pure Value ETF
Invesco Dynamic Media ETF	Invesco S&P MidCap Momentum ETF
Invesco Dynamic Networking ETF	Invesco S&P MidCap Quality ETF
Invesco Dynamic Oil & Gas Services ETF	Invesco S&P MidCap Value with Momentum ETF
Invesco Dynamic Pharmaceuticals ETF	Invesco S&P SmallCap 600® Equal Weight ETF
Invesco Dynamic Semiconductors ETF	Invesco S&P SmallCap 600® Pure Growth ETF
Invesco Dynamic Software ETF	Invesco S&P SmallCap 600® Pure Value ETF
Invesco FTSE RAFI US 1000 ETF	Invesco S&P SmallCap Momentum ETF
Invesco FTSE RAFI US 1500 Small-Mid ETF	Invesco S&P SmallCap Value with Momentum ETF
Invesco Golden Dragon China ETF	Invesco S&P Spin-Off ETF
Invesco High Yield Equity Dividend AchieversTM ETF	Invesco Water Resources ETF
Invesco International Dividend AchieversTM ETF	Invesco WilderHill Clean Energy ETF
Invesco NASDAQ Internet ETF	Invesco Zacks Mid-Cap ETF
Invesco Raymond James SB-1 Equity ETF	Invesco Zacks Multi-Asset Income ETF
(each a “Fund” and collectively, the “Funds”)
Effective November 1, 2020 the number of shares in a Creation Unit for each Fund will be decreased from 50,000 to 10,000. Therefore, effective November 1, 2020, all references to “50,000 Shares” with respect to the number of shares comprising a Creation Unit of a Fund are removed and replaced with “10,000 Shares.”
Please Retain This Supplement for Future Reference.
P-PS-TRST 1-PRO SUP-1 093020